SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following provides information about our partnership’s wholly-owned subsidiaries as of December 31, 2019 and 2018:

			Ownership interest (%)
		Country of incorporation
Defined Name	Name of entity		2019	2018
Transport
Australian rail operation	Arc Infrastructure Holdings No. 1 Pty Ltd	Australia	100	100
Energy
Australian energy distribution operation	Tas Gas Networks Pty Ltd	Australia	—	100

The following table presents details of non-wholly owned subsidiaries of our partnership:

			Effective Ownership Interest (%)		Voting interest (%)
		Country of incorporation
Defined Name	Name of entity		2019	2018	2019	2018
Utilities
U.K. regulated distribution operation	BUUK Infrastructure (Jersey) Limited	U.K.	80	80	80	80
Australian regulated terminal operation	DBCT Management Pty Ltd(1)	Australia	71	71	100	100
Colombian regulated distribution operation	Empresa de Energia de Boyaca S.A.(1),(3)	Colombia	17	17	100	100
Brazilian regulated gas transmission operation	Nova Transportadora do Sudeste S.A.(1)	Brazil	28	28	90	90
Colombian natural gas distribution operation	Gas Natural, S.A. ESP(1),(2)	Colombia	16	16	55	55
Brazilian electricity transmission operation	Odoya Transmissora de Energia S.A. & Esperanza Transmissora de Energia S.A.(1),(2)	Brazil	31	—	100	—
Transport
North American rail operation	Genesee & Wyoming Inc.(1),(2)	U.S.	9	—	72	—
U.K. ports operation	Brookfield Port Acquisitions (UK) Limited(1)	U.K.	59	59	100	100
Australian port operation	Linx Cargo Care Group Pty Ltd(1)	Australia	27	27	67	67
Chilean toll roads	Sociedad Concesionaria Vespucio Norte Express S.A.(1)	Chile	34	51	60	89
Indian toll roads	BIF India Holdings Pte Ltd(1)	Singapore	40	40	93	93
Peruvian toll roads	Rutas de Lima S.A.C(1)	Peru	17	17	57	57
Indian toll roads	Simhapuri Expressway Limited(1),(2)	India	29	29	93	93
Indian toll roads	Rayalseema Expressway Private Limited(1),(2)	India	26	26	84	84
Energy
North American gas storage operation	Warwick Gas Storage L.P.(1)	Canada	25	25	100	100
Canadian district energy operation	Enwave Energy Corporation(1)	Canada	25	25	100	100
U.S. district energy operation	Enwave USA(1)	U.S.	40	40	100	100
North American gas storage operation	Lodi Gas Storage(1)	U.S.	40	40	100	100
North American gas storage operation	Rockpoint Gas Storage Partners L.P.(1)	U.S.	40	40	100	100
Western Canadian natural gas gathering and processing operation	NorthRiver Midstream Inc.(1),(2)	Canada	29	29	100	100

North American residential energy infrastructure operation	Enercare Inc.(1),(2)	Canada	30	30	100	100
Indian natural gas operations	Pipeline Infrastructure Pvt. Ltd.(1),(2)	India	24	—	83	—
Data Infrastructure
U.S. data center operation	Dawn Acquisitions LLC(1),(2)	U.S.	29	29	100	100
Australian data center operation	Ruby Pooling Hold Trust(1),(2)	Australia	29	—	100	—
U.K. telecom towers operation	WIG Holdings I Limited(1),(2)	U.K	25	—	100	—
Corporate
Holding LP	Brookfield Infrastructure L.P.	Bermuda	70	70	100	100

(1)
For the above noted subsidiaries, our partnership has entered into voting arrangements to provide our partnership with the ability to direct the relevant activities of the investee. Our partnership controls these investees given that our partnership is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Our partnership exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where our partnership’s voting interest differs from its ownership interest in an investee. The following were considered to determine whether our partnership controls these investees: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.

(2)	See Note 7 Acquisition of Businesses for further details.

(3)	See Note 6 Assets and Liabilities Classified as Held for Sale